Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID
Resolved-Resolved - Due Diligence Vendor-10/28/2021

 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  9/23/2021 Appraisal Re-Inspection Fee $200.00
A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-10/05/2021

 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/05/2021

				XX	Primary Residence	Purchase	NA	115727
Resolved-Resolved - Due Diligence Vendor-10/28/2021

 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. The increase/addition to the following fee(s) was not accepted because a valid reason was not provided:  9/23/2021 Appraisal Re-Inspection Fee $200.00
A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
 - Due Diligence Vendor-10/05/2021

 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/05/2021

				XX	Primary Residence	Purchase	NA	115729
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $200.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/05/2021

 Resolved-Thank you, Client provided COC dated 9/9/21 reflecting the $200.00 re-inspection fee.  - Due Diligence Vendor-10/28/2021

	XXXX			XX	Primary Residence	Purchase	NA	115730
Resolved-Client provided declaration page of HOI reflecting the policy period 9/28/2021 through 9/28/2022, Exception Resolved. - Due Diligence Vendor-11/22/2021 Resolved-Hazard Insurance Effective Date of 09-28-2021 is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-11/22/2021	XXXX			XX	Investment	Purchase	NA	114910
Resolved-2nd Valuation not required per GL's. Finding resolved. - Due Diligence Vendor-10/21/2021 Resolved-Lender provided a Fannie Mae worksheet with value stated. Finding resolved. - Due Diligence Vendor-10/20/2021	XXXX			XX	Investment	Purchase	NA	120801
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/06/2021	XXXX			XX	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	121212
Resolved-PUD Rider received. - Due Diligence Vendor-11/18/2021	XXXX			XX	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	116750
Resolved-Updated final CD. Closing date XXXX disbursed date 9/29. - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	117057
Resolved-Resolved - Due Diligence Vendor-12/07/2021

 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ***This loan failed the charges that cannot increase test due to a Home Warranty Fee that was added to the Final CD in the amount of $895 that was not documented on the Change of Circumstance Form on file dated 9/27/21. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check, PCCD, LOE, and shipping envelope.*** - Due Diligence Vendor-10/06/2021

 Rescinded-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/06/2021

				XX	Primary Residence	Purchase	NA	117551
Resolved-Resolved - Due Diligence Vendor-12/07/2021

 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ***This loan failed the charges that cannot increase test due to a Home Warranty Fee that was added to the Final CD in the amount of $895 that was not documented on the Change of Circumstance Form on file dated 9/27/21. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check, PCCD, LOE, and shipping envelope.*** - Due Diligence Vendor-10/06/2021

 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/06/2021

				XX	Primary Residence	Purchase	NA	117552
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $890.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/06/2021

	XXXX			XX	Primary Residence	Purchase	NA	117553
	XXXX			XX	Primary Residence	Purchase	NA	117030
Resolved-NanQ / Trid 30 Yrs Fixed 12 months bank statement A+ - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	117037
Resolved-Lender provided a Conditional Loan Approval. Finding resolved. See finding upload - Due Diligence Vendor-10/20/2021	XXXX			XX	Primary Residence	Purchase	NA	116259
	XXXX		FICO 713 - 33 points above 680, LEV low, under 70%, DSCR at least 1.25	XX	Investment	Refinance	Cash Out - Other	116084
Resolved-Client provided updated Title reflecting $XXX coverage. Finding resolved. - Due Diligence Vendor-10/21/2021 Resolved-Lender provided Escrow instructions with title coverage amount of $340,000. Finding resolved - Due Diligence Vendor-10/20/2021 Resolved-Title Coverage Amount of $340000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/20/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	115720
	XXXX			XX	Primary Residence	Purchase	NA	119511
Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-11/17/2021 Resolved-Originator screened thru OFAC - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	119490
Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	119491
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-12/05/2021	XXXX			XX	Primary Residence	Purchase	NA	119492
Resolved-Income corrected on 1008 - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	119514
XXXX	XXXX			XX	Primary Residence	Purchase	NA	119505
Resolved-Lender provided Conditional Loan Approval . finding resolved. See finding upload - Due Diligence Vendor-10/20/2021	XXXX			XX	Primary Residence	Purchase	NA	119518
Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-12/06/2021	CPA P&L.pdf			XX	Primary Residence	Purchase	NA	170294
Resolved-Received exception to allow for back DTI of 56.85% - Due Diligence Vendor-01/18/2022			Reserves after closing at least 8 mths, FICO 762 - 42 points above 720	XX	Primary Residence	Purchase	NA	255970
Resolved-Received updated 1008 to reflect full P&I payment. - Due Diligence Vendor-01/18/2022	XXXX		FICO 762 - 42 points above 720, Reserves after closing at least 8 mths	XX	Primary Residence	Purchase	NA	119057
Resolved-Updated 1008 to reflect correct program. Finding resolved. - Due Diligence Vendor-01/10/2022	XXXX			XX	Primary Residence	Purchase	NA	118751
Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-12/05/2021				XX	Primary Residence	Purchase	NA	119013
Resolved-Income Calculation sheet received. - Due Diligence Vendor-11/18/2021	XXXX			XX	Primary Residence	Purchase	NA	118750
Resolved-NanQ - Standard 30 yrs Fixed IO Alt Docs - 3 Months bank statement A - Due Diligence Vendor-11/17/2021	XXXX		Lender approval form missing	XX	Primary Residence	Purchase	NA	119023
Resolved-The judgment on title was for the seller, it was not the borrower. - Due Diligence Vendor-12/06/2021	XXXX			XX	Investment	Purchase	NA	117234
Resolved-Lender loan approval received - Due Diligence Vendor-10/22/2021	XXXX			XX	Investment	Purchase	NA	117023
Resolved-Condo rider received - Due Diligence Vendor-10/22/2021	XXXX			XX	Investment	Purchase	NA	117038
Resolved-Title Coverage Amount of $480000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	119141
Resolved-The 214.33+84.25= 298.58 which is including the flood insurance. The PI payment that is being used is the fully amortized payment not the IO payment. - Due Diligence Vendor-11/17/2021	XXXX		PITI payment on 1008 is incorrect, $84.25 for 2nd policy has been added in twice. P/I payment also incorrect.	XX	Primary Residence	Refinance	Cash Out - Other	121365
Resolved-LOE received - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	119315
	XXXX			XX	Primary Residence	Purchase	NA	124474
Resolved-Received updated 4506 without spouses signature. - Due Diligence Vendor-12/07/2021	XXXX			XX	Primary Residence	Purchase	NA	124433
	XXXX			XX	Primary Residence	Purchase	NA	124518
	XXXX			XX	Primary Residence	Purchase	NA	124491
Resolved-Loan program is NanQ - Standard 30 Yrs Fixed Full Docs - 24 Month A - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	124567
Resolved-Client provided CDA - Due Diligence Vendor-12/14/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	121424
Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-11/02/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	121454
Resolved-Borrower has 6 months of reserves and due to that able to go up to 55 percent DTI. - Due Diligence Vendor-11/17/2021	XXXX		6 months reserves	XX	Primary Residence	Purchase	NA	127481
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/23/2021 Rescinded-Borrower 1 3rd Party VOE Prior to Close Missing Not required per GL. - Due Diligence Vendor-10/12/2021				XX	Primary Residence	Purchase	NA	123036
Resolved-Appraisal was done on 8/25/2021. License was not set to expire until 9/30/2021. - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	123067
Resolved-Lender provided a Conditional Loan Approval. Finding resolved. See findings upload - Due Diligence Vendor-10/20/2021	XXXX			XX	Primary Residence	Purchase	NA	122952
	XXXX			XX	Investment	Refinance	Cash Out - Other	120833
XXXX	XXXX			XX	Investment	Refinance	Cash Out - Other	120884
XXXX	XXXX			XX	Investment	Refinance	Cash Out - Other	120885
XXXX	XXXX			XX	Investment	Refinance	Cash Out - Other	120886
Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-12/06/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	120887
Resolved-Client provided SAM report that included Appraiser and Appraisal Company and Title Company, Exception Resolved. - Due Diligence Vendor-11/10/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	121036
Resolved-Client provided a copy of 1008 and confirmed the DSCR program, Underwriter comments do not indicate Select DSCR NANQ One or DSCR/No Ratio. Finding Resolved. - Due Diligence Vendor-11/10/2021 Resolved-1008 received - Due Diligence Vendor-11/02/2021	XXXX		Lender loan approval missing	XX	Investment	Refinance	Cash Out - Other	121046
Resolved-Lender provided a comments and a snip of page 2 of the URAR to confirm: the 1007 form is not required as the rents information is captured on page 2 of the URAR. Exception resolved. - Due Diligence Vendor-11/09/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	120893
Resolved-Client provided SSN verification report dated 8/31/21 for B-1, Exception Resolved. - Due Diligence Vendor-11/09/2021				XX	Investment	Refinance	Cash Out - Other	121035
Resolved-Loan closed and funded on 9/29/2021 date insurance went into effect. - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Purchase	NA	123384
Resolved-Client provided updated Appraisal - Due Diligence Vendor-12/14/2021	XXXX			XX	Primary Residence	Purchase	NA	123286
XXXX	XXXX			XX	Primary Residence	Purchase	NA	124817
Resolved-Maturity Date is the 1 day of the month - Due Diligence Vendor-11/29/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	142591
Resolved-Total Qualified Assets Post-Close are equal to or greater than $0 (Total Qualified Assets Post-Close are 10285.09) - Due Diligence Vendor-01/06/2022				XX	Investment	Purchase	NA	136418
Resolved-Property funded on 9/30 so insurance was in effect as of 9/27/21 - Due Diligence Vendor-12/22/2021	XXXX			XX	Investment	Purchase	NA	135335
Resolved-Missing 1008 received - Due Diligence Vendor-12/06/2021	XXXX			XX	Investment	Purchase	NA	145868
Resolved-Received updated bankstatement, dated 85 days from closing, resolved finding - Due Diligence Vendor-12/07/2021 Resolved-Asset 1 Not Expired - Due Diligence Vendor-12/07/2021	XXXX			XX	Investment	Refinance	Cash Out - Other	143122
Resolved-Updated appraisal received reflecting $3,000 credit for seller concessions and color photos of subject property. - Due Diligence Vendor-12/22/2021	XXXX			XX	Investment	Purchase	NA	153023
XXXX	XXXX			XX	Investment	Purchase	NA	153011
XXXX	XXXX		Low DTI - under 30%, FICO 801 - 81 points above 720, residual Income at least $9,000 a month	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	152601
Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-12/05/2021	XXXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	152612
Resolved-Close date was 9/9 disburse date 9/15 Meets the three day wait period . CD provided. - Due Diligence Vendor-11/17/2021	XXXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	151111
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-12/22/2021 Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-11/09/2021	XXXX			XX	Investment	Purchase	NA	157552
Resolved-PCCD was issued 1/7/2021 and check was issued 1/11/2021 for the tolerance cure in the amount of $16.00. - Due Diligence Vendor-01/12/2022				XX	Investment	Purchase	NA	237276
Cured-PCCD was issued 1/7/2021 and check was issued 1/11/2021 for the tolerance cure in the amount of $16.00. - Due Diligence Vendor-01/12/2022				XX	Investment	Purchase	NA	237275
Cured-PCCD was issued 1/7/2021 and check was issued 1/11/2021 for the tolerance cure in the amount of $16.00. - Due Diligence Vendor-01/12/2022	XXXX			XX	Investment	Purchase	NA	237278
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.11.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-01/06/2022

				XX	Investment	Purchase	NA	237277
XXXX	XXXX			XX	Investment	Purchase	NA	157512
Resolved-Per client, This is an Alt-1 loan and FNMA does not require photo ID - Due Diligence Vendor-12/22/2021				XX	Investment	Purchase	NA	157521
Resolved-Audited Loan Amount of $XXXX is greater than or equal to the Guideline Minimum Loan Amount of $100000 - Due Diligence Vendor-01/19/2022 Resolved-An exception to the GLs was approved for loan amount of $XXXX. Page 354. Compensating Factors: Reserves of 6 months, Low LTV under 65%, DSCR at least 1.2 - Due Diligence Vendor-11/10/2021				XX	Investment	Refinance	Cash Out - Other	161721
Resolved- - Due Diligence Vendor-01/19/2022 Rescinded-Initial not required for BPL - Due Diligence Vendor-11/11/2021 Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/10/2021	Initial 1003.pdf Final 1003.pdf			XX	Investment	Refinance	Cash Out - Other	160320
Resolved-Document provided - Due Diligence Vendor-11/11/2021	W-9.pdf			XX	Investment	Refinance	Cash Out - Other	161023
Resolved-Doc provided. - Due Diligence Vendor-11/11/2021	LOE No Affiliations.pdf			XX	Investment	Refinance	Cash Out - Other	160318
Resolved-Client provided updated 1008 and DU. Finding resolved. - Due Diligence Vendor-02/01/2022	XXXX			XX	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	205321
Resolved-Client provided updated 1008 and DU. Finding resolved. - Due Diligence Vendor-02/01/2022 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-02/01/2022	XXXX			XX	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	203960
Resolved-Client provided initial 1003. Finding resolved. - Due Diligence Vendor-01/03/2022 Resolved-The Initial 1003 is Present - Due Diligence Vendor-01/03/2022	XXXX			XX	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	203903
Resolved-Credit Report is Provided - Due Diligence Vendor-12/23/2021	XXXX			XX	Primary Residence	Purchase	NA	207705
	XXXX			XX	Primary Residence	Purchase	NA	209961
	XXXX			XX	Primary Residence	Purchase	NA	293555
Resolved-Tolerance variance has been cured. - Due Diligence Vendor-02/14/2022				XX	Primary Residence	Purchase	NA	294172
	XXXX			XX	Investment	Refinance	No Cash Out - Borrower Initiated